Income Taxes - Schedule of Income Tax Recognized Directly in Equity (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Current and deferred tax relating to items charged or credited directly to equity [line items]
Income tax relating to items charged or credited directly to equity	$ 463	$ (1,570)	$ 160	$ 1,480		$ (820)
Write down (reversal of write down) or recognition of prior period temporary differences
Current and deferred tax relating to items charged or credited directly to equity [line items]
Income tax relating to items charged or credited directly to equity	$ 463		$ 160		$ (1,107)		$ 1,639